Cash and stock-based compensation plans (Details 1) - Restricted Stocks [Member]	12 Months Ended
	Dec. 31, 2018 USD ($) NumberofShare	Dec. 31, 2017 USD ($) NumberofShare	Dec. 31, 2016 USD ($) NumberofShare
Disclosure Of Sharebased Payment Arrangements [Line Items]
Aggregate Intrinsic value, Outstanding	$ 0
Aggregate Intrinsic value, Expected to vest	$ 0
Key management personnel of entity or parent [member]
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning | NumberofShare	50,805	167,436	162,748
Number of Shares, Granted | NumberofShare	23,412	25,289	91,454
Number of Shares, Forfeited | NumberofShare	0	(71,401)	(21,408)
Number of Shares, Vested | NumberofShare	(49,055)	(70,519)	(65,358)
Number of Shares, Outstanding at End | NumberofShare	25,162	50,805	167,436
Number of Shares, Expected to vest | NumberofShare	25,162
Weighted average grand date fair value Outstanding at beginning	$ 21.07	$ 19.35	$ 19.74
Weighted average grand date fair value, Granted	24.80	25.70	18.26
Weighted average grand date fair value, Forfeited	0	18.61	17.69
Weighted average grand date fair value, Vested	20.90	19.76	18.83
Weighted average grand date fair value, Outstanding at End	$ 24.86	$ 21.07	$ 19.35
Weighted average remaining contractual term, Outstanding	2.99 years
Weighted average grand date fair value, Expected to vest	$ 24.86
Weighted average remaining contractual term, Expected to vest	2.99 years